SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Equity [Abstract]
Number of Options Outstanding Beginning	[2]	1,215	[1]	1,220		1,176
Weighted Average Exercise Price Outstanding Beginning	[2]	$ 3,920	[1]	$ 3,960		$ 12,840
Weighted Average Remaining Life in Years Outstanding Beginning		6 years 2 months 12 days
Aggregate Intrinsic Value Outstanding Beginning
Number of Options Granted/Issued		586,959	[1]		[2]	61	[2]
Weighted Average Exercise Price Granted		$ 47.60	[1]		[2]	$ 1,440	[2]
Number of Options Forfeited		(126)	[1]			(17)	[2]
Weighted Average Exercise Price Forfeited		$ 3,000	[1]	$ 5,960	[2]	$ 11,160	[2]
Number of Options Outstanding Ending		588,048	[1]	1,215	[1],[2]	1,220	[2]
Weighted Average Exercise Price Outstanding Ending		$ 55.60	[1]	$ 3,920	[1],[2]	$ 3,960	[2]
Weighted Average Remaining Life In Years Outstanding Ending		9 years 4 months 24 days		6 years 2 months 12 days
Aggregate Intrinsic Value Outstanding Ending
Number of Options Exercisable Ending		294,532	[1]	1,174	[2]
Weighted Average Exercise Price Exercisable Ending		$ 63.20	[1]	$ 3,960	[2]
Weighted Average Remaining Life In Years Exercisable Ending		9 years 8 months 12 days		6 years 1 month 6 days
Aggregate Intrinsic Value Exercisable Ending
Number of Options Outstanding Ending		588,048	[1]	1,215	[1],[2]	1,220	[2]
Weighted Average Exercise Price Outstanding Ending		$ 55.60	[1]	$ 3,920	[1],[2]	$ 3,960	[2]
Number of Options Expired	[2]			(5)
Aggregate Intrinsic Value Outstanding Ending
Number of Options Exercisable Ending		294,532	[1]	1,174	[2]
Aggregate Intrinsic Value Exercisable Ending

[1]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.
[2]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.